PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Jun. 30, 2020
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES

Mineral reserves and resources estimates

The Group is required to determine and report mineral reserves and resources in accordance with the South African Code for the Reporting of Exploration Results, Mineral Resources and Mineral Reserves (SAMREC Code). In order to calculate mineral reserves and resources, estimates and assumptions are required about a range of geological, technical and economic factors, including but not limited to quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and exchange rates. Estimating the quantity and/or grade of mineral reserves and resources requires the size, shape and depth of reclamation sites to be determined by analysing geological data such as the logging and assaying of drill samples. This process may require complex and difficult geological judgements and calculations to interpret the data. Because the assumptions used to estimate mineral reserves and resources change from period to period and because additional geological data is generated during the course of operations, estimates of mineral reserves and resources may change from period to period. Mineral reserves and resource estimates prepared by management are reviewed by an independent mineral resources expert.

Changes in reported mineral reserves and resources may affect the Group’s life-of-mine plan, financial results and financial position in a number of ways including the following:

• asset carrying values may be affected due to changes in estimated future cash flows;

• depreciation charged to profit or loss may change where such charges are determined by the units-of-production method, or where the useful lives of assets change;

• decommissioning, site restoration and environmental provisions may change where changes in estimated mineral reserves and resources affect expectations about the timing or cost of these activities; and

• the carrying value of deferred tax assets and liabilities may change due to changes in estimates of the likely recovery of the tax benefits and charges.

Depreciation

The calculation of the units-of-production rate of depreciation could be affected if actual production in the future varies significantly from current forecast production. This would generally arise when there are significant changes in any of the factors or assumptions used in estimating mineral reserves and resources. These factors could include:

• changes in mineral reserves and resources;

• the grade of mineral reserves and resources may vary from time to time;

• differences between actual commodity prices and commodity price assumptions;

• unforeseen operational issues at mine sites including planned extraction efficiencies; and

• changes in capital, operating, mining processing and reclamation costs, discount rates and foreign exchange rates.

ACCOUNTING POLICIES

Recognition and measurement

Property, plant and equipment comprise mine plant facilities and equipment, mine property and development (including mineral rights) and exploration assets. These assets (excluding exploration assets) are initially measured at cost, whereafter they are measured at cost less accumulated depreciation and accumulated impairment losses. Exploration assets are initially measured at cost, whereafter they are measured at cost less accumulated impairment losses.

Cost includes expenditure that is directly attributable to the acquisition or construction of the asset, borrowing costs capitalised, as well as the costs of dismantling and removing an asset and restoring the site on which it is located. Subsequent costs are included in the asset’s carrying amount or recognised as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. Exploration and evaluation costs are capitalised as exploration assets on a project-by-project basis, pending determination of the technical feasibility and commercial viability of the project.

Exploration assets consists of costs of acquiring rights, activities associated with converting a mineral resource to a mineral reserve - the process thereof includes drilling, sampling and other processes necessary to evaluate the technical feasibility and commercial viability of a mineral resource to prove whether a mineral reserve exists. Exploration assets also include geological, geochemical and geophysical studies associated with prospective projects and tangible assets which comprise of property, plant and equipment used for exploratory activities. Costs are capitalised to the extent that they are a directly attributable exploration expenditure and classified as a separate class of assets on a project by project basis. Once a mineral reserve is determined or the project ready for development, the asset attributable to the mineral reserve or project is tested for impairment and then reclassified to the appropriate class of assets. Depreciation commences when the assets are available for use.

Depreciation

Depreciation of mine plant facilities and equipment, as well as mining property and development (including mineral rights) are calculated using the units of production method which is based on the life-of-mine of each site. The life-of-mine is primarily based on proved and probable mineral reserves. It reflects the estimated quantities of economically recoverable gold that can be recovered from reclamation sites based on the estimated gold price. Changes in the life-of-mine will impact depreciation on a prospective basis. The life-of-mine is prepared using a methodology that takes account of current information to assess the economically recoverable gold from specific reclamation sites and includes the consideration of historical experience.

The depreciation method, estimated useful lives and residual values are reassessed annually and adjusted if appropriate. Any changes to useful lives may affect prospective depreciation rates and asset carrying values. The current estimated useful lives are based on the life-of-mine of each site, currently between four (2019: three; 2018: four) and 13 (2019: 11; 2018: 12) years for Ergo mining assets and between four (2019: five) and 20 (2019: 15) years for FWGR mining assets.

Impairment

The carrying amounts of property, plant and equipment are reviewed at each reporting date to determine whether there is any indication of impairment, or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If any such indication exists, the asset’s recoverable amount is estimated. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (CGUs). The key assets of a surface retreatment operation which constitutes a CGU are a reclamation site, a metallurgical plant and a tailings storage facility. These key assets operate interdependently to produce gold. The Ergo and FWGR operations each have separately managed and monitored reclamation sites, metallurgical plants and tailings storage facilities and are therefore separate CGUs.

The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell. The recoverable amount was determined by estimating the value in use. The estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. An impairment loss is recognised in profit or loss if the carrying amount of an asset or CGU exceeds its recoverable amount.

Amounts in R million	Note	Mine plant facilities and equipment	Mine property and development	Exploration assets	Total

June 30, 2020
Cost		2,203.5	2,147.0	266.3	4,616.8
Balance at the beginning of the year		2,156.2	2,106.8	256.7	4,519.7
Impact of adopting IFRS 16 on July 1, 2019	10.1	7.5	23.4	-	30.9
Additions - property, plant and equipment owned		121.2	46.5	15.0	182.7
Additions - right-of-use assets	10.1	3.8	14.2	-	18.0
Lease modifications	10.1	-	7.5	-	7.5
Lease derecognitions	10.1	(26.7)	(0.1)	-	(26.8)
Disposals		(1.6)	-	-	(1.6)
Change in estimate of decommissioning asset	11	(56.7)	(51.5)	(5.4)	(113.6)
Transfers between classes of property, plant and
equipment		(0.2)	0.2	-	-
Accumulated depreciation and impairment		(1,017.5)	(968.5)	(9.7)	(1,995.7)
Balance at the beginning of the year		(909.9)	(824.8)	(9.7)	(1,744.4)
Depreciation	5.1	(127.1)	(143.7)	-	(270.8)
Lease derecognitions		17.9	-	-	17.9
Disposals		1.6	-	-	1.6

Carrying value at end of the year		1,186.0	1,178.5	256.6	2,621.1

Comprising:
Property, plant and equipment owned		1,177.8	1,141.8	256.6	2,576.2
Right-of-use assets	10.1	8.2	36.7	-	44.9

Carrying value at end of the year		1,186.0	1,178.5	256.6	2,621.1

June 30, 2019
Cost		2,156.2	2,106.8	256.7	4,519.7
Balance at the beginning of the year		1,689.5	1,264.5	77.3	3,031.3
Acquisition of FWGR		198.4	849.9	177.3	1,225.6
Additions - property, plant and equipment owned		284.5	66.7	2.5	353.7
Borrowing costs capitalised		9.4	-	-	9.4
Disposals		(1.6)	(1.7)	-	(3.3)
Change in estimate of decommissioning asset	11	(24.0)	(75.3)	2.3	(97.0)
Transfers between classes of property, plant and
equipment		-	2.7	(2.7)	-
Accumulated depreciation and impairment		(909.9)	(824.8)	(9.7)	(1,744.4)
Balance at the beginning of the year		(815.4)	(753.5)	(9.7)	(1,578.6)
Depreciation	5.1	(96.1)	(73.0)	-	(169.1)
Disposals		1.6	1.7	-	3.3

Carrying value at end of the year		1,246.3	1,282.0	247.0	2,775.3

CONTRACTUAL COMMITMENTS

Contractual commitments not provided for in the consolidated financial statements at June 30, 2020 amounted to R130.6 million (2019: R18.6 million).

Capital expenditure related to specific growth projects are financed on a project-by-project basis. Other capital expenditure is financed from existing cash resources and cash generated from operations.